Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent Participant Contributions	Delinquent Participant Contributions
In 2025, one participating company failed to remit $224 for an employee's contribution to the Plan in a timely manner. This amount was subsequently remitted to the Plan. The Trustee computed and applied the applicable earnings to the participant.